SUBSEQUENT EVENTS (Details Narrative) - USD ($)			5 Months Ended	12 Months Ended
	May 18, 2022	Jan. 08, 2022	May 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock issued during period value new issues					$ 26,250
Common stock issued upon conversion of convertible promissory notes, shares				142,928,343	216,630,546
Stock issued during period value conversion of convertible securities				$ 1,469,004	$ 378,182
Common stock par value				$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued upon conversion of convertible promissory notes, shares			15,800,000
Stock issued during period value conversion of convertible securities			$ 158,000
Stock Issued During Period, Shares, Issued for Services			5,055,381
Stock Issued During Period, Value, Issued for Services			$ 75,000
Subsequent Event [Member] | Wesana Health Holdings Inc [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues			212,488
Subsequent Event [Member] | Mycotopia Therapies Inc [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.001
Common stock conversion basic	outstanding immediately prior to the effective time of the merger shall be converted into the right to receive 0.25 fully paid and nonassessable share of PSLY.com Common Stock.
Subsequent Event [Member] | E,i Ventures, Inc. [Member]
Subsequent Event [Line Items]
Common stock conversion basic	At Closing each share of common stock of E.i will be convertible into the right receive a number of PSLY.com Common Stock equal to (i) the sum of $360,000,000 (Three Hundred Sixty Million Dollars) (ii) divided by $1.56, the result of which is divided by (iii) the product of the total number of shares of EVI Common Stock then issued and outstanding times four (4).
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues		$ 175,000
Payment to acquire productive assets		$ 75,000
Stock issued during period shares new issues		19,977,169
Subsequent Event [Member] | RejuvIv Inc [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Issued and outstanding shares, percentage		100.00%
Purchase price		$ 250,000
Cash		$ 75,000
Business acquisition percentage		100.00%